Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

19.    Commitments and Contingencies

Commitments

        The Company, as of December 31, 2011 and 2010, had outstanding commitments of $482.5 million and $1,131.3 million, respectively, for the construction of container vessels as follows (in thousands):

Vessel	TEU	Contract Price	As of December 31, 2011	As of December 31, 2010
Hanjin Algeciras	3,400	55,880	—	27,940
Hanjin Constantza	3,400	55,880	—	27,940
CMA CGM Attila	8,530	113,000	—	33,900
CMA CGM Tancredi	8,530	113,000	—	56,500
CMA CGM Bianca	8,530	113,000	—	56,500
CMA CGM Samson	8,530	113,000	—	56,500
CMA CGM Germany	10,100	145,240	—	72,620
CMA CGM Italy	10,100	145,240	—	79,883
CMA CGM Greece	10,100	145,240	—	87,144
CMA CGM Melisande	8,530	117,500	23,500	47,000
Hyundai Together	13,100	168,542	85,084	117,066
Hyundai Tenacity	13,100	168,542	85,084	117,066
Hull S-458	13,100	168,542	85,084	117,066
Hull S-459	13,100	168,542	101,850	117,066
Hull S-460	13,100	168,542	101,850	117,066

	145,250	$1,959,690	$482,452	$1,131,257

Contingencies

        On November 22, 2010, a purported Company shareholder filed a derivative complaint in the High Court of the Republic of the Marshall Islands. The derivative complaint names as defendants seven of the eight members of the Company's board of directors at the time the complaint was filed. The derivative complaint challenges the amendments in 2009 and 2010 to the Company's management agreement with Danaos Shipping and certain aspects of the sale of common stock in August 2010. The complaint includes counts for breach of fiduciary duty and unjust enrichment. On February 11, 2011, the Company filed a motion to dismiss the Complaint. After briefing was completed, the Court heard oral argument on October 26, 2011. On December 21, 2011, the Court granted the Company's motion to dismiss but gave the plaintiff leave to file an amended complaint. Plaintiff filed the amended complaint on January 30, 2012. The amended complaint names the same parties and bases its claims on the same transactions. The Company's motion to dismiss the amended complaint was filed on March 15, 2012.

        Other than as described above, there are no material legal proceedings to which the Company is a party or to which any of its properties are the subject, or other contingencies that the Company is aware of, other than routine litigation incidental to the Company's business.

        In the opinion of management, the disposition of the above described lawsuits will not have a significant effect on the Company's results of operations, financial position and cash flows.